Goodwill and Intangible Assets - Amortization of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 805
Thereafter
Total	$ 805